Financial Derivatives Contracts for Hedge Accounting - Narrative (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Derivatives Contracts for Hedge Accounting [Abstract]
Percentage of hedges	100.00%
Other assets	$ 155,587	$ 160,370
Other liabilities	$ 76,540	$ 68,781